Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 2,350,741	$ 1,865,110
Prepaid expenses		24,247
Investments	26,250	26,250
Other current assets	50,000	40,000
Total current assets	2,426,991	1,955,607
Property and equipment	2,497
Other asset	99,338
TOTAL ASSETS	2,528,826	1,955,607
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,783,015	1,299,866
Accrued expenses - related party	338,000	50,000
Promissory note		349,079
Current portion of convertible notes, net of debt discount	1,178,964	222,493
Total current liabilities	3,299,979	1,921,438
Long-term portion of convertible notes, net of debt discount	130,147	432,578
TOTAL LIABILITIES	3,430,126	2,354,016
STOCKHOLDERS’ DEFICIT:
Common Stock, no par value, unlimited shares authorized, 244,523,925 and 67,169,962 shares issued and outstanding, respectively	27,041,236	17,328,406
Equity payable	3,157,789	1,874,963
Accumulated deficit	(29,966,387)	(19,729,562)
Accumulated other comprehensive income	114,597	127,784
TOTAL EHAVE, INC. STOCKHOLDERS’ DEFICIT	347,235	(398,409)
Non-controlling interest	(1,248,535)
TOTAL STOCKHOLDERS’ DEFICIT	(901,300)	(398,409)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 2,528,826	$ 1,955,607